Investments at Fair Value (Tables)	3 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investment [Table Text Block]
The Cost and Fair Value of Investments at fair value as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor) are presented below:

	As of March 31, 2023 (Successor)		As of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Cost	Fair Value	Cost	Fair Value
Investments at Fair Value:
Mutual funds	$73	$48	$73	$44
Exchange-traded funds	120	111	115	101
TIG Arbitrage Associates Master Fund	214	215	—	—
TIG Arbitrage Enhanced Master Fund	179	177	—	—
TIG Arbitrage Enhanced	1,895	681	—	—
Arkkan Opportunities Feeder Fund	111	114	—	—
Arkkan Capital Management Limited	16,692	24,695	—	—
Zebedee Asset Management	56,917	70,311	—	—
Romspen Investment Corporation	72,523	70,317	—	—

Total	$148,724	$166,669	$188	$145

The Company’s Investments at fair value include unrealized gains (losses) and realized gains (losses) in the Condensed Consolidated Statement of Financial Position.
The breakdown of unrealized gains (losses) and realized gains (losses) for the relevant periods are as follows:

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Unrealized gains (losses):
Net gains (losses) recognized	$(1,971)	$(19)
Net gains recognized on equity securities sold	—	—

Unrealized gains (losses) recognized on equity securities still held	$(1,971)	$(19)